Consolidated consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities
Result before tax		€ 4,738	€ 5,558
Adjusted for:
– Depreciation and amortisation		333	330
– Addition to loan loss provisions		625	612
– Revaluations		(37)	613
– Exchange rate differences and other		304	(2,519)
Taxation paid		(1,421)	(1,129)
Changes in:
– Loans and advances to banks, not available on demand		(7,214)	(19,168)
– Deposits from banks, not payable on demand		3,365	(529)
– Trading assets		(8,925)	8,242
– Trading liabilities		2,892	(8,868)
– Loans and advances to customers		(29,565)	(22,641)
– Customer deposits		50,044	53,363
– Non–trading derivatives		(231)	2,108
– Assets designated at fair value through profit or loss		(43)	914
– Assets mandatorily at fair value through profit or loss		(17,596)	(28,235)
– Other assets		(3,904)	(2,108)
– Other financial liabilities at fair value through profit or loss		19,063	19,050
– Provisions and other liabilities		2,801	4,899
Net cash flow from/(used in) operating activities		15,230	10,491
Investments and advances:
- Acquisition of subsidiaries, net of cash acquired		(95)	0
- Associates and joint ventures		(4)	(1)
– Financial assets at fair value through other comprehensive income	[1]	(28,505)	(11,324)
– Securities at amortised cost	[1]	(101,994)	(81,126)
– Property and equipment		(369)	(124)
– Other investments		(193)	(200)
Disposals and redemptions:
– Associates and joint ventures		458	116
– Financial assets at fair value through other comprehensive income	[1]	22,461	7,144
– Securities at amortised cost	[1]	88,336	76,653
– Property and equipment		13	26
– Other investments		4	6
Net cash flow from/(used in) investing activities		(19,885)	(8,829)
Cash flows from financing activities
Proceeds from debt securities	[1]	99,258	80,301
Repayments of debt securities	[1]	(87,048)	(65,413)
Proceeds from issuance of subordinated loans		2,242	1,232
Repayments of subordinated loans		(1,490)	(1,818)
Repayments of principal portion of lease liabilities		(147)	(143)
Purchase/sale of treasury shares		(1,124)	(2,047)
Dividends paid		(2,819)	(2,843)
Net cash flow from/(used in) financing activities		8,873	9,268
Net cash flow		4,217	10,931
Cash and cash equivalents at beginning of the period		54,148	69,069	€ 69,069
Effect of exchange rate changes on cash and cash equivalents		(130)	(610)
Cash and cash equivalents at end of the period		58,235	79,389	54,148
Cash and cash equivalents
Treasury bills and other eligible bills included in securities at AC		80	77
Deposits from banks		(16,730)	(11,093)
Loans and advances to banks		9,931	14,841
Cash and balances with central banks		64,954	75,565	52,889
Cash and cash equivalents at end of the period		€ 58,235	€ 79,389	€ 54,148

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities